SELECTED STATEMENTS OF INCOME DATA (Schedule of Net Earnings Per Share) (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement Related Disclosures [Abstract]
Net income to ordinary shareholders	$ 196,346	$ 185,904	$ 159,338
Weighted average number of shares	62,710	62,120	61,387
Effect of dilutive securities: Add - employee stock options and RSU (in shares)	1,611	1,682	1,785
Warrants issued in the exchangeable notes transaction (in shares)	1,635	859	137
Denominator for diluted net earnings per share - adjusted weighted average shares (in shares)	65,956	64,661	63,309